Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)	The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2019, 2020 and 2021:

	Year Ended December 31, 2019			Year Ended December 31, 2020			Year Ended December 31, 2021
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	1,173	(678)	495	(92)	(693)	(785)	405	(754)	(349)
Current-period change	(1,265)	(15)	(1,280)	497	(61)	436	(227)	36	(191)

Ending balance	(92)	(693)	(785)	405	(754)	(349)	178	(718)	(540)

Legal Contingencies
The Company is regularly involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss